STOCK OPTIONS AND WARRANTS (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2020
Exercise price	$ 1.04	$ 0.70	$ 0.76
Number of options	17,833,356	5,812,306	8,312,306
Weighted average remaining life in years remaining life in years		8 years 7 months 28 days
Options exercisable number of options	11,298,290
Stock Options Exercise price 0.86 [Member]
Exercise price	$ 0.86
Number of options	1,148,371
Weighted average remaining life in years remaining life in years	4 years 10 months 28 days
Options exercisable number of options	1,148,371
Stock Options Exercise price 0.66 [Member]
Exercise price	$ 0.66
Number of options	4,663,935
Weighted average remaining life in years remaining life in years	7 years 1 month 2 days
Options exercisable number of options	4,663,935
Stock Options Exercise price 0.89 [Member]
Exercise price	$ 0.89
Number of options	2,500,000
Weighted average remaining life in years remaining life in years	8 years 8 months 15 days
Options exercisable number of options	1,630,000
Stock Option Exercise Price 1.1 [Member]
Exercise price	$ 1.10
Number of options	8,021,049
Weighted average remaining life in years remaining life in years	9 years 1 month 13 days
Options exercisable number of options	3,186,539
Stock Option Exercise Price 0.57 [Member]
Exercise price	$ 0.57
Number of options	300,000
Weighted average remaining life in years remaining life in years	9 years 5 months 1 day
Options exercisable number of options	300,000
Stock Option Exercise Price 2.84 [Member]
Exercise price	$ 2.84
Number of options	450,000
Weighted average remaining life in years remaining life in years	9 years 6 months 29 days
Options exercisable number of options	250,000
Stock Option Exercise Price 2.75 [Member]
Exercise price	$ 2.75
Number of options	600,000
Weighted average remaining life in years remaining life in years	9 years 7 months 2 days
Options exercisable number of options	66,667
Stock Option Exercise Price 2.35 [Member]
Exercise price	$ 2.35
Number of options	50,000
Weighted average remaining life in years remaining life in years	9 years 9 months 21 days
Options exercisable number of options	2,778
Stock Option Exercise Price 2.40 [Member]
Exercise price	$ 2.40
Number of options	50,000
Weighted average remaining life in years remaining life in years	9 years 9 months 25 days
Stock Option Exercise Price 2.50 [Member]
Exercise price	$ 2.50
Number of options	50,000
Weighted average remaining life in years remaining life in years	9 years 10 months 2 days
Options exercisable number of options	50,000